Leasing - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026	$ 159,756
2027	145,923
2028	126,954
2029
2030
Total minimum lease payments	432,633
Less: Interest	(20,423)
Present value of lease obligations	412,210	$ 673,482
Less: Current portion	148,227	231,978
Non - current portion of lease obligations	$ 263,983	$ 441,504